DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

July 31, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos. 333-164298 and 811-22378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”) and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Multi-Asset Growth Fund, and DoubleLine Shiller Enhanced CAPE®, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s Registration Statement dated July 31, 2015, and filed electronically as Post-Effective Amendment No. 36 under the Securities Act and Amendment No. 40 under the Investment Company Act of 1940, as amended (“Amendment No. 36/40”), as filed electronically with the Commission on July 29, 2015. Amendment No. 36/40 became effective on the date hereof.

Please direct any inquiries regarding this filing to me at (414) 765-6620. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia Vasquez
Alia Vasquez, Esq. for U.S. Bancorp Fund Services, LLC as administrator to the Trust

cc:	Keith T. Kirk, Deputy General Counsel, CCO, DoubleLine Capital LP
Timothy W. Diggins, Esq., Ropes & Gray LLP
Nathan D. Briggs, Esq., Ropes & Gray LLP
Jeremy C. Smith, Esq., Ropes & Gray LLP